SEGMENT REPORTING (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Sales	$ 62,874	$ 0
Cost of goods sold	45,156	0
Operating expenses	4,074,702	2,922,383
Net loss from operations	(4,056,984)	(2,922,383)
Biotechnology [Member]
Segment Reporting Information [Line Items]
Sales	0	0
Cost of goods sold	0	0
Operating expenses	4,014,702	2,922,383
Net loss from operations	(4,014,702)	(2,922,383)
Technology [Member]
Segment Reporting Information [Line Items]
Sales	62,874	0
Cost of goods sold	45,156	0
Operating expenses	60,000	0
Net loss from operations	$ (42,282)	$ 0